Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)		Mar. 31, 2015 USD ($)		Mar. 31, 2014 INR (₨)		Mar. 31, 2015 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	₨ 42,613.2		$ 683.9		₨ 33,694.2
Write-offs	(19,804.0)		(317.8)		(14,909.1)
Net allowance for credit losses	24,524.9	[1]	393.5	[1]	23,828.1	[2]
Allowance for credit losses, end of the period	47,334.1		$ 759.6		42,613.2
Allowance for credit losses:
Allowance individually evaluated for impairment	8,083.8				7,316.1		$ 129.7
Allowance collectively evaluated for impairment	39,250.3				35,297.1		629.9
Loans:
Loans individually evaluated for impairment	13,489.6				8,758.2		216.5
Loans collectively evaluated for impairment	3,929,959.5				3,219,503.1		$ 63,071.0
Specific allowance for credit losses | Retail Loans | Consumer Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	796.1				556.7
Write-offs	(2,858.9)				(2,150.4)
Net allowance for credit losses	3,288.8	[1]			2,389.8	[2]
Allowance for credit losses, end of the period	1,226.0				796.1
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0
Allowance collectively evaluated for impairment	1,226.0				796.1
Loans:
Loans individually evaluated for impairment	0.0				0.0
Loans collectively evaluated for impairment	2,718.7				1,845.2
Specific allowance for credit losses | Retail Loans | Personal loans/Credit card
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	1,267.3				1,067.1
Write-offs	(7,418.1)				(5,748.9)
Net allowance for credit losses	7,784.8	[1]			5,949.1	[2]
Allowance for credit losses, end of the period	1,634.0				1,267.3
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0
Allowance collectively evaluated for impairment	1,634.0				1,267.3
Loans:
Loans individually evaluated for impairment	0.0				0.0
Loans collectively evaluated for impairment	2,648.4				1,984.4
Specific allowance for credit losses | Retail Loans | Retail Business Banking
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	5,598.1				5,058.2
Write-offs	(380.8)				(93.7)
Net allowance for credit losses	1,888.3	[1]			633.6	[2]
Allowance for credit losses, end of the period	7,105.6				5,598.1
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0
Allowance collectively evaluated for impairment	7,105.6				5,598.1
Loans:
Loans individually evaluated for impairment	0.0				0.0
Loans collectively evaluated for impairment	10,012.5				7,104.6
Specific allowance for credit losses | Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	3,472.9				2,094.4
Write-offs	(4,327.8)				(5,014.1)
Net allowance for credit losses	4,485.5	[1]			6,392.6	[2]
Allowance for credit losses, end of the period	3,630.6				3,472.9
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0
Allowance collectively evaluated for impairment	3,630.6				3,472.9
Loans:
Loans individually evaluated for impairment	0.0				0.0
Loans collectively evaluated for impairment	5,559.4				6,207.8
Specific allowance for credit losses | Retail Loans | Housing loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	116.7				185.0
Write-offs	(9.2)				(21.3)
Net allowance for credit losses	19.9	[1]			(47.0)	[2]
Allowance for credit losses, end of the period	127.4				116.7
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0
Allowance collectively evaluated for impairment	127.4				116.7
Loans:
Loans individually evaluated for impairment	0.0				0.0
Loans collectively evaluated for impairment	242.7				205.8
Specific allowance for credit losses | Retail Loans | Other Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	2,082.0				1,751.0
Write-offs	(1,328.8)				(1,166.2)
Net allowance for credit losses	2,148.4	[1]			1,497.2	[2]
Allowance for credit losses, end of the period	2,901.6				2,082.0
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0
Allowance collectively evaluated for impairment	2,901.6				2,082.0
Loans:
Loans individually evaluated for impairment	0.0				0.0
Loans collectively evaluated for impairment	4,653.5				3,580.5
Specific allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	7,316.1				5,754.5
Write-offs	(3,480.4)				(714.5)
Net allowance for credit losses	4,248.1	[1]			2,276.1	[2]
Allowance for credit losses, end of the period	8,083.8				7,316.1
Allowance for credit losses:
Allowance individually evaluated for impairment	8,083.8				7,316.1
Allowance collectively evaluated for impairment	0.0				0.0
Loans:
Loans individually evaluated for impairment	13,489.6				8,758.2
Loans collectively evaluated for impairment	0.0				0.0
Unallocated allowance for credit losses | Retail Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	19,225.5				14,731.6
Net allowance for credit losses	151.2	[1]			4,493.9	[2]
Allowance for credit losses, end of the period	19,376.7				19,225.5
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0
Allowance collectively evaluated for impairment	19,376.7				19,225.5
Loans:
Loans individually evaluated for impairment	0.0				0.0
Loans collectively evaluated for impairment	2,695,153.3				2,167,409.4
Unallocated allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	2,738.5				2,495.7
Net allowance for credit losses	509.9	[1]			242.8	[2]
Allowance for credit losses, end of the period	3,248.4				2,738.5
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0
Allowance collectively evaluated for impairment	3,248.4				2,738.5
Loans:
Loans individually evaluated for impairment	0.0				0.0
Loans collectively evaluated for impairment	₨ 1,208,971.0				₨ 1,031,165.4

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 7,524.7 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 6,400.0 million.